Equity (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Equity Abstract
Schedule of share capital

	06.30.2026	12.31.2025
Common shares	7,442,231,382	7,442,231,382
Preferred shares	5,446,501,379	5,446,501,379
Subscribed and fully paid shares	12,888,732,761	12,888,732,761

Schedule of changes in the profit reserves

	Legal	R&D reserve	Tax incentives	Profit retention	Additional dividends proposed	Total
Balance at January 1, 2025	12,846	3,397	2,128	41,598	1,477	61,446
Additional dividends proposed	−	−	−	−	(1,477)	(1,477)
Cancellation of treasury shares	−	−	−	(1,116)	−	(1,116)
Balance at June 30, 2025	12,846	3,397	2,128	40,482	−	58,853

Balance at January 1, 2026	12,846	3,397	2,276	52,614	1,467	72,600
Additional dividends proposed	−	−	−	−	(1,467)	(1,467)
Balance at June 30, 2026	12,846	3,397	2,276	52,614	−	71,133

Schedule of accumulated other comprehensive income loss

	06.30.2026	12.31.2025
Actuarial losses on defined benefit pension plans	(15,728)	(15,728)
Unrealized losses on cash flow hedge on exports	(10,493)	(13,845)
Translation adjustments	(74,394)	(75,027)
Others	(681)	(681)
Total	(101,296)	(105,281)

Schedule of interest on capital

	Date of approval by the Board of Directors	Date of record	Amount per common and preferred share	Amount
Interest on capital - 1st quarter of 2026	05.11.2026	06.01.2026	0.1431	1,845
Total anticipated remuneration to the shareholders of Petrobras			0.1431	1,845

Schedule of dividend payable

	Jan-Jun/2026	Jan-Jun/2025
Consolidated opening balance of dividends payable	2,095	2,657
Opening balance of dividends payable to non-controlling shareholders	20	19
Opening balance of dividends payable to shareholders of Petrobras	2,075	2,638
Additions relating to complementary dividends	1,467	1,477
Additions relating to anticipated dividends	1,845	2,063
Payments made	(3,742)	(4,588)
Indexation to the Selic interest rate	151	149
Transfers to unclaimed dividends	(14)	(17)
Withholding income taxes over interest on capital and indexation to the Selic interest rate (1)	(362)	(146)
Translation adjustment	146	441
Closing balance of dividends payable to shareholders of Petrobras	1,566	2,017
Closing balance of dividends payable to non-controlling shareholders	17	11
Consolidated closing balance of dividends payable	1,583	2,028

Schedule of unclaimed dividends

	Jan-Jun/2026	Jan-Jun/2025
Changes in unclaimed dividends
Opening balance	187	276
Prescription	(43)	(49)
Transfers from dividends payable	14	17
Translation adjustment	12	36
Closing Balance	170	280

Schedule of earnings per share

		Jan-Jun/2026			Jan-Jun/2025
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	9,601	7,026	16,627	6,183	4,525	10,708
Weighted average number of outstanding shares	7,442,231,382	5,446,501,379	12,888,732,761	7,442,231,382	5,446,501,379	12,888,732,761
Basic and diluted earnings per share - in U.S. dollars	1.29	1.29	1.29	0.83	0.83	0.83
Basic and diluted earnings per ADS equivalent - in U.S. dollars (1)	2.58	2.58	2.58	1.66	1.66	1.66

		Apr-Jun/2026			Apr-Jun/2025
	Common	Preferred	Total	Common	Preferred	Total
Net income attributable to shareholders of Petrobras	6,021	4,407	10,428	2,734	2,000	4,734
Weighted average number of outstanding shares	7,442,231,382	5,446,501,379	12,888,732,761	7,442,231,382	5,446,501,379	12,888,732,761
Basic and diluted earnings per share - in U.S. dollars	0.81	0.81	0.81	0.37	0.37	0.37
Basic and diluted earnings per ADS equivalent - in U.S. dollars (1)	1.62	1.62	1.62	0.74	0.74	0.74
(1) Petrobras' ADSs are equivalent to two shares.